Geographical Analysis (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Areas

Geographical distribution of sales consisted of the following for the six and three months ended June 30, 2025 and 2024:

	Six Months Ended June 30,		Three Months ended June 30,
	2025	2024	2025	2024
Geographical Areas
North America	$5,174,070	$4,957,058	$2,556,223	$2,631,328
Other countries	17,871	107,868	-	57,205
	$5,191,941	$5,064,926	$2,556,223	$2,688,533

Geographical distribution of sales consisted of the following for the years ended December 31, 2024 and 2023:

	2024	2023
Geographical Areas
North America	$9,435,936	$8,772,170
Asia	-	1,985,130
Other countries	251,039	330,159
	$9,686,975	$11,087,459

Schedule of Long-lived Assets by Geographic Areas

Geographical location of identifiable long-lived assets as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Geographical Areas
North America	$1,002,830	$1,281,203
Asia	389,402	413,302
	$1,392,232	$1,694,505

Geographical location of identifiable long-lived assets as of December 31, 2024 and December 31, 2023:

	2024	2023
Geographical Areas
North America	$1,281,203	$1,873,623
Asia	413,302	318,398
	$1,694,505	$2,192,021